Inventories - Disclosure of detailed information about inventory (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Finished goods and goods for resale	€ 5,144	€ 2,940
Work-in-progress, raw materials and manufacturing supplies	6,019	2,426
Amount due from customers for contract work	198	0
Total Inventories	€ 11,361	€ 5,366	[1]

[1]	Refer to Note 3, Scope of consolidation